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ANNUAL REPORT February 28, 1998

COPLEY FUND, INC.

A No-Load Fund


Copley

Fund, Inc.

Copley Financial Services Corp. - Investment Manager

P.O. Box 3287, Fall River, Massachusetts 027122, (508) 674-8459

April 6, 1998

Dear Fellow Shareholder:

A new phenomenon is occurring in the Fund industry. Fund institutions are starting to be concerned about the true net returns to stockholders. Thus,

new so called "tax efficient funds" have been started to deliver the highest after-tax returns to shareholders.

Copley Fund, Inc. has always been cognizant of net after-tax returns to its shareholders and has conducted its investments and structure accordingly. To reiterate, as in previous letters, Copley Fund, Inc. does not distribute but as an operating corporation pays its own taxes at rates lower than that an individual pays. Thus our performance includes a corporate tax and does not subject the individual to a tax until one redeems;

then one pays a capital gains tax if there is a gain. Our studies have shown that a good mean comparative average of performance between Copley and other funds is three percent, i.e., if a fund has a gain of 13% and Copley

10% the two funds are probably equal in after-tax return to the individual.

The Asian crisis caused some institutions to reduce their exposure to "go go" stocks and to invest in the types of stocks owned by Copley.

This thrust of new investments in our stocks helped us to a net gain of

25% in 1997. As long as new money keeps pouring in to the stock market,

institutions must buy stocks and cause the stock market to keep rising.

We at Copley Fund, Inc. have always been concerned with possible fall outs of the stock market and we use our dividend yields as our safety net (a stock cannot decrease in value lower than its safe yield as compared to interest rates at the time).

Our record on a calendar year basis from 1984 to the present gives credence to our philosophy of steady and almost sure growth.

1984*.......... +23.9% (Top performing Fund in 1984)

1985........... +25%

1986........... +18%

1987........... - 8%

1988........... +20%

1989........... +16%

1990........... - 2%

*Calendar Years

1991........... +18%

1992........... +18%

1993........... +10%

1994........... - 7%

1995........... +26%

1996........... + 5%

1997........... +25%

1998........... +7.5% (March 31, 1998)

The year 1998 will show a much larger increase in volume and profitability in our operating division. We forecast our shoe wholesale volume to have a major impact in our profits and will be a welcome addition to our net asset value.

We do look forward to continued steady increases in net asset values and wish to express our appreciation to our Board of Directors for their confidence and understanding of Copley's concept and structure.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

P.S. We thought the enclosed New York Times article of January 11 would be of interest.


Copley Fund, Inc. Per Share Value

CALENDAR YEARS ENDED DECEMBER 31,1997

PERIOD ENDED FEBRUARY 28, 1998

1981 4.53

1982 5.43

1983 6.06

1984 7.51

1985 9.36

1986 11.00

1987 10.11

1988 12.12

1989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.85

1996 26.05

1997 32.58

1998 34.97 As of March 31

INDEPENDENT AUDITOR'S REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have audited the accompanying statement of assets and liabilities,

including the portfolio of investments, of Copley Fund, Inc., as of February

28, 1998, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the supplementary information for the year then ended. These financial statements and supplementary information are the responsibility of the Fund's management.

My responsibility is to express an opinion on these financial statements and supplementary information based upon my audit. All information shown for the years prior to March 1, 1991, was audited by other auditors whose report, dated April 19, 1991, expressed an unqualified opinion.

I conducted my audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 28, 1998, by correspondence with the custodian. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of the Copley Fund, Inc., as of February 28, 1998, the results of its operations and its cash flows, the changes in its net assets, and the supplementary information for the year then ended, in conformity with generally accepted accounting principles.

ROY G. HALE

Certified Public Accountant

La Plata, Maryland

April 22, 1998

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 1998

Number of

Shares Value

Common Stocks--99.11%

DIVERSIFIED UTILITY COMPANIES - 14.65%

Dominion Resources, Inc. 30,000 $ 1,196,250

Eastern Utilities Associates 5,000 119,687

Florida Progress 35,000 1,354,063

FPL Group 55,000 3,193,438

GPU, Inc. 35,000 1,406,562

LG & E Energy Corp 80,000 1,915,000

Montana Power Co. 15,000 480,000

Pacificorp 25,000 604,687

Texas Utilities Co. 25,000 1,010,938

WPL Holdings 20,000 637,500

___________

11,918,125

ELECTRIC AND GAS - 17.89%

American Electric Power 55,000 2,640,000

Carolina Power & Light Co. 60,000 2,505,000

Delmarva Power & Light Co. 22,500 483,750

Enova Corporation 45,000 1,147,500

First Energy Corp 40,000 1,157,500

Kansas Ciry Power & Light Co. 40,000 1,205,000

New Century Energy, Inc. 45,000 2,098,125

SCANA, Corp 70,000 2,012,500

UtiliCorp United, Inc. 25,000 900,000

Western Resources, Inc. 10,000 410,000

___________

14,559,375

ELECTRIC POWER COMPANIES - 12.33%

Allegheny Energy, Inc. 45,000 1,375,313

Ameren Corporation 50,000 1,921,875

Atlantic Energy 20,000 407,500

Boston Edison 22,000 853,875

DTE Energy Co. 55,000 2,021,250

New England Electric System 35,000 1,474,375

Pennsylvania Power & Light Co. 50,000 1,118,750

PECO Energy Co. 11,600 229,100

Potomac Electric Power Co. 25,000 628,125

___________

$10,030,163

Continued

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 1998

(Continued)

Number of

Shares Value

--------- -----

GAS UTILITIES & SUPPLIES - 11.95%

Colonial Gas Co. 50,000 1,415,625

Connecticut Energy Corp 20,000 590,000

CTG Resources, Inc. 27,000 702,000

Delta Natural Gas Co. 15,000 266,250

Keyspan Energy Corp 40,000 1,422,500

New Jersey Resources Corp 25,000 912,500

Northwest Natural Gas Co. 30,000 845,625

Peoples Energy Corp. 25,000 903,125

Washington Gas Light Co. 28,000 754,250

Wicor, Inc. 40,000 1,912,500

___________

9,724,375

HYDRO ELECTRIC - 1.29%

Idaho Power Co. 30,000 1,048,125

___________

DRUG COMPANIES - 7.25%

Bristol Myers Squibb Co. 50,000 5,009,375

Pfizer, Inc. 10,000 885,000

___________

5,894,375

BANKING - 3.52%

Morgan J.P. & Co. 10,000 1,195,000

PNC Bank Corporation 30,000 1,665,000

___________

2,860,000

MANUFACTURING - CONSUMER GOODS - 2.33%

Coca Cola Co. 10,000 686,875

Gillette Co. 5,000 539,375

Hewlett Packard Co. 10,000 670,000

-----------

1,896,250

MANUFACTURING - CAPITAL GOODS - 3.75%

Allied Signal, Inc. 10,000 425,625

International Paper Co. 10,000 466,250

Masco Technology, Inc. 38,200 792,650

VF Corp 10,000 476,875

Xerox Corp 10,000 886,875

-----------

$ 3,048,275

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 28, 1998

(Continued)

Number of

Shares Value

--------- --------

OILS - 7.48%

Atlantic Richfield Corp. 10,000 777,500

Exxon Corp. 24,000 1,533,000

Mobil Corp. 22,000 1,593,625

Occidental Petroleum Corp. 20,000 511,250

Texaco, Inc. 30,000 1,674,375

-----------

6,089,750

RETAIL - 2.52%

Penny (J.C.), Inc. 15,000 1,060,312

Sears Roebuck & Co. 10,000 530,625

Wal-Mart Stores, Inc. 10,000 463,125

-----------

2,054,062

TELEPHONE - 14.15%

American Information Technologies 53,920 2,247,790

American Telephone & Telegraph 15,000 913,125

Bell Atlantic Corp. 47,116 4,228,661

Bell South Corp. 10,000 610,000

SBC Communications, Inc. 29,258 2,212,636

U S West, Inc. 25,000 1,301,563

-----------

$11,513,775

CONVERTIBLE PREFERRED STOCK - .89%

Sun, Inc., Preferred "D" 20,000 727,500

-----------

Total value of investments (Cost $45,472,451) 81,364,150

Excess of cash and other assets over liabilities 1,348,779

-----------

NET ASSETS $82,712,929

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 1998

Assets

Investments in securities, at value

(identified cost $45,472,451)(Note 1) $ 81,364,150

Cash 1,524,581

Receivables:

Subscriptions $ 48,030

Trade (Notes 5 & 6) 8,497

Dividends and interest 210,510 267,037

----------

Inventory (Notes 1, 5, & 6) 163,696

Other Assets 1,792

------------

Total Assets 83,321,256

Liabilities

Payables:

Trade 1,185

Stock Redemptions 12,800

Accrued income taxes - current 249,658

Accrued expenses 66,196

Deferred income taxes (Notes 1 & 2) 278,488

----------

Total Liabilities 608,327

Commitments and Contingencies (Note 7)

Net Assets $ 82,712,929

============

Net assets consist of:

Capital paid in $ 19,991,779

Undistributed net investment and

operating income 27,928,685

Accumulated net realized loss on

investment transactions (1,099,234)

Net unrealized appreciation in value

of investments (Note 2) 35,891,699

------------

Total $ 82,712,929

============

Net Asset Value, Offering and Redemption

Price Per Share (2,546,194 shares of

$1.00 par value capital stock outstanding) $ 32.48

============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended February 28, 1998

INVESTMENT INCOME (Note 1)

Income

Dividends $ 3,489,547

Interest 156,026

-----------

Investment income $ 3,645,573

Expenses

Investment advisory fee (Note 5) 544,084

Professional fees 66,671

Custodian fees 34,343

Shareholder servicing costs 39,078

Printing 20,935

Postage and shipping 10,198

Accounting and pricing service costs 40,500

Directors fees 19,250

Blue Sky fees 11,590

Telephone 14,333

Insurance and miscellaneous 6,842

-----------

Investment expenses 807,824

Less: Investment advisory

fee waived 60,000 747,824

----------- -----------

Net investment income

before income taxes 2,897,749

OPERATING PROFIT (Notes 2, 5, & 7)

Gross profit 48,054

Less: Operating expenses 32,355

-----------

Net operating profit before

income taxes 15,699

NET INVESTMENT AND OPERATING INCOME

BEFORE INCOME TAXES 2,913,448

Less provision for income taxes (Notes

2 and 7) 559,658

-----------

Net investment and operating

income 2,353,790

REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS (Notes 2 and 4)

Realized loss from investment transactions

during the year (1,440,880)

Increase in unrealized appreciation of

investments during current year 14,483,463

-----------

Net realized and unrealized gain/loss

on investments 13,042,583

-----------

NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS $15,396,373

===========

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

Year Ended Year Ended

February 28, February 28,

1998 1997

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

Net investment and operating income $ 2,353,790 $ 2,672,815

Net realized gain (loss) on investment

transactions (1,440,880) 835,195

Net change in unrealized appreciation

on investments 14,483,463 2,000,178

----------- -----------

Increase (decrease) in net assets

resulting from operations 15,396,373 5,508,188

NET EQUALIZATION (DEBITS) CREDITS (Note 1) (1,369,107) (4,026,026)

CAPITAL SHARE TRANSACTIONS (Note 3)

Increase (decrease) in net assets

resulting from capital share transactions (5,612,062) (5,086,742)

------------ ------------

Total increase (decrease) in net

assets 8,415,204 (3,604,580)

NET ASSETS

Beginning of year 74,297,725 77,902,305

----------- -----------

End of Year (including undistributed

net investment and operating income

of $27,928,685 and $25,600,604,

respectively) $82,712,929 $74,297,725

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Year Ended February 28, 1998

INCREASE (DECREASE) IN CASH

Cash flows from operating activities

Dividends and interest received $ 3,623,560

Proceeds from disposition of long-term

portfolio investments 31,942,485

Receipts from customers 345,874

Payments of taxes, net (667,033)

Expenses paid (749,399)

Purchase of long-term portfolio investments (31,414,969)

Payments to suppliers (187,105)

------------

Net cash provided by operating activities 2,893,413

============

Cash flows provided by financing activities

Fund shares sold 2,731,751

Fund shares repurchased (9,652,106)

------------

Net cash used by financing activities (6,920,355)

============

Net decrease in cash (4,026,942)

Cash at beginning of year 5,551,523

------------

Cash as of February 28, 1998 $ 1,524,581

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase (decrease) in net assets resulting

from operations $15,396,373

-----------

Increase in investments (12,659,275)

Decrease in dividends and interest receivable 46,425

Decrease in receipts from customers 15,245

Decrease in inventory 109,225

Decrease in income taxes payable-current (106,078)

Increase in other assets 380

Increase in accrued expenses 91,118

-----------

Total adjustments (12,502,960)

-----------

Net cash provided by operating activities $ 2,893,413

===========

he accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the

Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities,

the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/

first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date.

Interest income is recorded as earned.


COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular federal tax liability.......... $ 294,484

Alternative minimum tax-federal........ 180,136

State tax liability.................... 85,038

----------

$ 559,658

==========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $2,086,037, consisting of $278,488 accumulated general liability and a cumulative alternative minimum tax carryover of $1,807,549. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

The Fund has $1,608,688 in accumulated capital loss carryforwards which expires as follows: $167,808 on February 29, 2000 and $1,440,880 on February

28, 2003.

For the year February 28, 1998, the Fund was subject to the corporate alternative minimum tax due to differences in recognition of income for book and tax purposes. The alternative minimum tax is included in current income tax provisions. The alternative minimum tax is available as a credit against the regular corporate income tax in any future tax year in which the regular tax is in excess of the minimum tax liability for that year.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate and alternative minimum taxes.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc.

has adopted the liability method of accounting for current and deferred tax assets and liabilities. The amount of income tax expense recognized for a period is the amount of income taxes currently payable or refundable combined with the amount required to adjust deferred tax assets and liabilities to their appropriate balances.

3. Capital Stock

At February 28, 1998 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Year Ended Year Ended

February 28, 1998 February 28, 1997

Shares Amount Shares Amount

Shares sold 89,125 2,553,200 124,421 $ 3,165,394

Shares repurchased (366,912) (9,508,660) (491,128) (12,278,162)

--------- ------------ --------- -------------

Net Change (277,787) $6,955,460 (366,707) $(9,112,768)

========= ============ ========= =============


(Continued)

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $31,414,969 and $31,942,485,

respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the year ended February 28, 1998, the fee for investment advisory service totaled $484,084, less fees of $60,000 voluntarily waived.

Also, during the period unaffiliated directors received $19,250 in directors'

fees.

The Fund's operating division, which imports merchandise for resale,

places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $335,143 during the period. An amount of $8,497 is receivable in respect of these sales as of February 28, 1998.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.6% for years commencing after December 31, 1992.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit is available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has recently upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the

Fund will not be held liable for the accumulated earnings tax by the

Internal Revenue Service.


STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance)

for the last eight years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock Index and (ii) the Lipper Analytical Securities Corp.-Growth & Income Index.

There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

Nine Year Cumulative Return

1988 1989 1990 1991 1992 1993 1994 1995 1996 1997

Copley Fund, Inc. 10,000 12,628 13,323 14,749 19,262 18,761 19,230 22,670 24,384 29,731

S&P 500 Index 10,000 11,200 14,224 13,228 16,667 17,334 18,588 24,928 30,349 40,475

Lipper Analytical

Serv. 10,000 11,900 14,637 13,759 17,474 19,396 21,934 28,505 34,126 43,326

Assumes $10,000 invested on January 1, 1988 in each of (i) the Fund's Stock;

(ii) the S&P 500 Composite Stock Index and (iii) the Lipper Analytical

Securities Corporation-Growth & Income Index.

The above comparisons do not reflect net amounts after taxes to shareholders.

Copley Fund, Inc. files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.


COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history.

It is based upon a single share outstanding throughout each fiscal year

(which ends on the last day of February).

February February February February February February February February

28, 1998 28, 1997 29, 1996 28, 1995 28, 1994 28, 1993 29, 1992 28,1991

Investment and

Operating Income $ 1.371 $ 1.368 $ 1.302 $ 1.194 $ 1.099 $ 1.089 $ 1.113 $ 1.079

Expenses (Including

Taxes) .490 .471 .431 .405 .509 .380 .371 .341

Net Investment and

Operating Income .881 .897 .871 .789 .590 .709 .742 .738

Net Realized and

Unrealized Gain

(Loss) on

Investments 4.885 .952 2.840 (.368) (1.130) 3.031 .803 .008

Change in Accounting

Estimate --- --- --- --- --- 1.150 --- ---

Net Increase (Decrease)

in Net Asset Value 5.766 1.849 3.711 .421 (.540) 4.890 1.545 .746

Net Asset Value

Beginning of

Year(1) 26,296 24.447 20.736 20.315 20.855 15.965 14.420 13.674

End of Year(1) $32.062 $26.296 $24.447 $20.736 $20.315 $20.855 $15.965 $14.420

Average Annual

Total Return 21.93% 7.56% 17.89% 2.5% (2.6%) 30.6% 10.7% 5.5%

Ratio to Average

Net Assets:

Investment Expenses

(Excluding

Income Taxes) .95% 1.00% 1.03% 1.09% 1.51% 1.14% 1.38% 1.50%

Net Investment and

Operating Income 3.00% 3.51% 4.79% 3.84% 2.88% 5.93% 4.86% 5.34%

Portfolio Turnover 43.01% 9.15% 4.79% 31% 10% 5% 7% 16%

Number of Shares

Outstanding at

End of Year

(in Thousands) 2,546 2,794 3,161 3,686 3,986 1,945 1,981 1,940

(1) Based upon average number of shares.


COPLEY FUND, INC. Annual Report

A No-Load Fund February 28, 1998

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Steadman Security Corp.

1730 "K" St., N.W.

Washington, D.C. 20006 COPLEY FUND, INC.

Tel. (202) 223-1000 A No-Load Fund

Tel. (800) 424-8570

General Counsel

Roberts & Henry

1215 Seventeenth St., N.W.

Washington, D.C. 20036

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646